Plant and Equipment - Schedule of Depreciation Expenses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Depreciation Expenses [Abstract]
Depreciation expenses, class under cost of sale	$ 215,813	RM 879,977	RM 1,715,714
Depreciation expenses, class separately from cost of sale	85,406	348,245	572,495
Total depreciation expenses	$ 301,219	RM 1,228,222	RM 2,288,209